Other Income (Expenses), Net - Other Income (Expenses), Net from Continuing and Discontinued Operations (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net	$ 2,146,108	$ 436,304	$ 1,571,579
Continuing Operations [Member]
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net	$ 2,146,108	2,396,789	583,315
Discontinued Operations [Member]
Component of Other Income, Nonoperating [Abstract]
Other income (expense), net		$ (1,960,485)	$ 988,264